Operating Leases and Obligations Related to Finance Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Capital Leases, Future Minimum Payments Due	$ 364,600	$ 480,900
Finance Lease, Liability, Undiscounted Excess Amount	68,800	$ 120,900
Year
2020	40,882
2021	40,422
2022	40,031
2023	39,502
2025	39,042
Thereafter	$ 164,766